Trade and Other Receivables - Summary of Ageing Analysis of Trade Receivables That Are Past Due but Not Impaired (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	₽ 9,648	₽ 5,679
Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	4,240	2,998
Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	809	155
Rent receivables [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	28	11
Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	5,077	3,164
Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	4,240	2,998
Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	809	155
Financial assets past due but not impaired [member] | Rent receivables [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	28	11
Less than 30 [member] | Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	5,033	2,716
Less than 30 [member] | Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	4,217	2,568
Less than 30 [member] | Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	797	141
Less than 30 [member] | Financial assets past due but not impaired [member] | Rent receivables [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	19	7
30-60 [member] | Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	31	436
30-60 [member] | Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	20	423
30-60 [member] | Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	5	10
30-60 [member] | Financial assets past due but not impaired [member] | Rent receivables [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	6	3
60-90 [member] | Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	8	3
60-90 [member] | Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	1	1
60-90 [member] | Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	5	1
60-90 [member] | Financial assets past due but not impaired [member] | Rent receivables [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	2	1
90-180 [member] | Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	1	5
90-180 [member] | Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	0	3
90-180 [member] | Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables		2
90-180 [member] | Financial assets past due but not impaired [member] | Rent receivables [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	1
180-360 [member] | Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	3	2
180-360 [member] | Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	2	1
180-360 [member] | Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	1	1
>360 [member] | Financial assets past due but not impaired [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	1	2
>360 [member] | Financial assets past due but not impaired [member] | Cash receivable from agents [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	0	₽ 2
>360 [member] | Financial assets past due but not impaired [member] | Commissions receivable [member]
Disclosure of Trade Receivables that are Past Due But Not Impaired [line items]
Total trade and other receivables	₽ 1